Commitments and Contigencies (Details Narrative) - USD ($)		12 Months Ended
	Jan. 28, 2015	Dec. 31, 2014	Jun. 30, 2015	Apr. 04, 2014
Prepaid expenses, lease payments			$ 12,000	$ 24,073
Security deposit				$ 4,815
Lease Agreements [Member]
Security deposit	$ 10,000
Lease agreement term	January 26, 2015 and ends on January 25, 2017.	January 26, 2015 and ends on January 25, 2017
Annual rental fee first year	$ 58,271	$ 58,271
Annual rental fee second year	66,750	66,750
Option, purchase price	$ 775,000	$ 775,000